UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2016

Item 1. Schedule of Investments.

West Loop Realty Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 98.1%
	CONSUMER, CYCLICAL – 1.8%
	HOTELS & MOTELS – 1.8%
27,000	Marriott International, Inc. - Class A	$1,817,910

	FINANCIAL – 96.3%
	REITS-APARTMENTS – 18.4%
25,000	AvalonBay Communities, Inc. - REIT	4,446,000
45,000	Camden Property Trust - REIT	3,768,300
30,000	Equity Residential - REIT	1,929,900
20,000	Essex Property Trust, Inc. - REIT	4,454,000
150,000	Independence Realty Trust, Inc. - REIT	1,350,000
60,000	UDR, Inc. - REIT	2,159,400
		18,107,600
	REITS-DATA CENTERS/TECH – 10.9%
30,000	American Tower Corp. - REIT	3,399,900
40,000	Crown Castle International Corp. - REIT	3,768,400
74,600	CyrusOne, Inc. - REIT	3,548,722
		10,717,022
	REITS-DIVERSIFIED – 5.0%
52,000	American Assets Trust, Inc. - REIT	2,255,760
200,000	Armada Hoffler Properties, Inc. - REIT	2,680,000
		4,935,760
	REITS-HOTELS – 4.5%
170,000	Hersha Hospitality Trust - REIT	3,063,400
90,000	Host Hotels & Resorts, Inc. - REIT	1,401,300
		4,464,700
	REITS-INDUSTRIAL – 4.5%
35,000	EastGroup Properties, Inc. - REIT	2,574,600
35,000	Prologis, Inc. - REIT	1,873,900
		4,448,500
	REITS-OFFICE PROPERTY – 20.8%
28,000	Alexandria Real Estate Equities, Inc. - REIT	3,045,560
43,000	Boston Properties, Inc. - REIT	5,860,470
210,000	Cousins Properties, Inc. - REIT	2,192,400
150,000	Empire State Realty Trust, Inc. - Class A - REIT	3,142,500
35,000	Kilroy Realty Corp. - REIT	2,427,250
38,000	Vornado Realty Trust - REIT	3,845,980
		20,514,160
	REITS-REGIONAL MALLS – 17.1%
130,000	General Growth Properties, Inc. - REIT	3,588,000
22,000	Macerich Co. - REIT	1,779,140
45,000	Simon Property Group, Inc. - REIT	9,315,450

West Loop Realty Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
	REITS-REGIONAL MALLS (Continued)
55,000	Tanger Factory Outlet Centers, Inc. - REIT	$2,142,800
		16,825,390
	REITS-SHOPPING CENTERS – 7.0%
100,000	Kite Realty Group Trust - REIT	2,772,000
80,000	Retail Opportunity Investments Corp. - REIT	1,756,800
60,000	Weingarten Realty Investors - REIT	2,338,800
		6,867,600
	REITS-STORAGE – 8.1%
27,500	Extra Space Storage, Inc. - REIT	2,183,775
65,000	Life Storage, Inc. - REIT	5,781,100
		7,964,875
		94,845,607
	TOTAL COMMON STOCKS (Cost $87,640,564)	96,663,517

	PREFERRED STOCKS – 1.1%
	FINANCIAL – 1.1%
	REITS-SHOPPING CENTERS – 1.1%
40,000	Wheeler Real Estate Investment Trust, Inc.[1,2,3]	1,020,000

	TOTAL PREFERRED STOCKS (Cost $1,000,000)	1,020,000

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 0.8%
$796,870	UMB Money Market Fiduciary, 0.01%[4]	796,870

	TOTAL SHORT-TERM INVESTMENTS (Cost $796,870)	796,870

	TOTAL INVESTMENTS – 100.0% (Cost $89,437,434)	98,480,387
	Other Assets in Excess of Liabilities – 0.0%	21,289

	TOTAL NET ASSETS – 100.0%	$98,501,676

REIT – Real Estate Investment Trust

[1]	Callable.
[2]	Variable, floating or step rate security.
[3]	Convertible security.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

West Loop Realty Fund
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited)

Note 1 – Organization
West Loop Realty Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  Prior to September 30, 2014, the Fund was known as Chilton Realty Income and Growth Fund.  The Fund seeks to achieve current income and long-term growth of capital.  The Fund commenced investment operations on December 31, 2013, with three classes of shares, Class A, Class C and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Trading in securities on many foreign securities exchanges and OTC markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days.  Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset values (“NAV”) are not calculated and on which the Fund does not affect sales and redemptions of its shares.

West Loop Realty Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
September 30, 2016 (Unaudited)

(b) Real Estate Market Risk
The Fund concentrates investment of its assets in the real estate industry. Therefore, investment in the Fund will be closely linked to the performance of the real estate markets and will be susceptible to adverse economic, legal, regulatory, employment, cultural or technological developments in the industry.

Note 3 – Federal Income Taxes
At September 30, 2016, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$89,506,191

Gross unrealized appreciation	$11,125,483
Gross unrealized depreciation	(2,151,287)

Net unrealized appreciation	$8,974,196

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

West Loop Realty Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
September 30, 2016 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2016, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$96,663,517	$-	$-	$96,663,517
Preferred Stocks	1,020,000	-	-	1,020,000
Short-Term Investments	796,870	-	-	796,870
Total Investments	$98,480,387	$-	$-	$98,480,387

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers between levels 1,2, or 3 are recognized at the end of the reporting period.  There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	11/29/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	11/29/16

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/29/16